UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06677

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 8

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2012

Date of reporting period:	6/30/2012

Item 1.	Schedule of Investments

Prudential Stock Index Fund

Schedule of Investments

as of June 30, 2012 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS — 95.5%
COMMON STOCKS
Aerospace & Defense — 2.4%
41,084	Boeing Co. (The)	$ 3,052,541
19,812	General Dynamics Corp.	1,306,800
6,999	Goodrich Corp.	888,173
42,715	Honeywell International, Inc.	2,385,206
5,200	L-3 Communications Holdings, Inc.	384,852
14,456	Lockheed Martin Corp.(a)	1,258,828
14,148	Northrop Grumman Corp.	902,501
7,800	Precision Castparts Corp.	1,283,022
18,444	Raytheon Co.	1,043,746
7,663	Rockwell Collins, Inc.	378,169
14,334	Textron, Inc.	356,487
49,740	United Technologies Corp.	3,756,862

		16,997,187

Air Freight & Logistics — 0.9%
8,600	C.H. Robinson Worldwide, Inc.(a)	503,358
12,000	Expeditors International of Washington, Inc.	465,000
17,016	FedEx Corp.	1,558,836
52,100	United Parcel Service, Inc. (Class B Stock)	4,103,396

		6,630,590

Airlines — 0.1%
43,074	Southwest Airlines Co.	397,142

Auto Components — 0.2%
6,300	BorgWarner, Inc.*(a)	413,217
13,771	Goodyear Tire & Rubber Co. (The)*	162,635
36,056	Johnson Controls, Inc.	999,112

		1,574,964

Automobiles — 0.4%
208,438	Ford Motor Co.(a)	1,998,920
12,600	Harley-Davidson, Inc.	576,198

		2,575,118

Beverages — 2.7%
8,608	Beam, Inc.	537,914
5,420	Brown-Forman Corp. (Class B Stock)	524,927
123,432	Coca-Cola Co. (The)	9,651,148
16,800	Coca-Cola Enterprises, Inc.	471,072
9,600	Constellation Brands, Inc. (Class A Stock)*	259,776
11,800	Dr Pepper Snapple Group, Inc.(a)	516,250

8,994	Molson Coors Brewing Co. (Class B Stock)	374,240
4,400	Monster Beverage Corp.*	313,280
85,451	PepsiCo, Inc.	6,037,968

		18,686,575

Biotechnology — 1.4%
10,200	Alexion Pharmaceuticals, Inc.*	1,012,860
42,846	Amgen, Inc.	3,129,472
13,220	Biogen Idec, Inc.*	1,908,703
23,900	Celgene Corp.*	1,533,424
41,500	Gilead Sciences, Inc.*	2,128,120

		9,712,579

Building Products
19,726	Masco Corp.	273,600

Capital Markets — 1.8%
12,271	Ameriprise Financial, Inc.	641,283
66,438	Bank of New York Mellon Corp. (The)	1,458,314
6,900	BlackRock, Inc.	1,171,758
57,611	Charles Schwab Corp. (The)	744,910
11,720	E*Trade Financial Corp.*	94,229
5,400	Federated Investors, Inc. (Class B Stock)(a)	117,990
7,714	Franklin Resources, Inc.	856,177
27,300	Goldman Sachs Group, Inc. (The)	2,616,978
25,400	Invesco Ltd.	574,040
6,400	Legg Mason, Inc.	168,768
84,636	Morgan Stanley	1,234,839
13,362	Northern Trust Corp.	614,919
26,962	State Street Corp.	1,203,584
13,300	T. Rowe Price Group, Inc.	837,368

		12,335,157

Chemicals — 2.2%
11,632	Air Products & Chemicals, Inc.	939,051
3,800	Airgas, Inc.	319,238
3,500	CF Industries Holdings, Inc.	678,090
65,336	Dow Chemical Co. (The)	2,058,084
50,944	E.I. du Pont de Nemours & Co.	2,576,238
7,686	Eastman Chemical Co.	387,144
15,482	Ecolab, Inc.	1,060,981
7,800	FMC Corp.	417,144
4,575	International Flavors & Fragrances, Inc.	250,710
29,584	Monsanto Co.	2,448,964
16,100	Mosaic Co. (The)	881,636
8,574	PPG Industries, Inc.	909,873
16,258	Praxair, Inc.	1,767,732
4,816	Sherwin-Williams Co. (The)	637,398
6,732	Sigma-Aldrich Corp.(a)	497,697

		15,829,980

Commercial Banks — 2.8%
37,658	BB&T Corp.	1,161,749
10,561	Comerica, Inc.	324,328
50,673	Fifth Third Bancorp	679,018
13,543	First Horizon National Corp.	117,147
49,329	Huntington Bancshares, Inc.	315,706
52,835	KeyCorp	408,943
6,700	M&T Bank Corp.	553,219
29,302	PNC Financial Services Group, Inc.	1,790,645
74,074	Regions Financial Corp.	500,000
28,283	SunTrust Banks, Inc.	685,297
103,795	U.S. Bancorp	3,338,047
290,216	Wells Fargo & Co.	9,704,823
10,400	Zions Bancorporation(a)	201,968

		19,780,890

Commercial Services & Supplies — 0.4%
5,668	Avery Dennison Corp.	154,963
5,400	Cintas Corp.	208,494
9,300	Iron Mountain, Inc.	306,528
11,725	Pitney Bowes, Inc.(a)	175,523
10,240	R.R. Donnelley & Sons Co.(a)	120,525
16,475	Republic Services, Inc.	435,929
4,500	Stericycle, Inc.*(a)	412,515
25,413	Waste Management, Inc.	848,794

		2,663,271

Communications Equipment — 1.7%
293,044	Cisco Systems, Inc.	5,031,565
4,300	F5 Networks, Inc.*	428,108
6,600	Harris Corp.	276,210
10,587	JDS Uniphase Corp.*	116,457
27,700	Juniper Networks, Inc.*	451,787
15,916	Motorola Solutions, Inc.	765,719
94,000	QUALCOMM, Inc.	5,233,920

		12,303,766

Computers & Peripherals — 5.4%
51,214	Apple, Inc.*	29,908,976
83,940	Dell, Inc.*(a)	1,050,929
114,204	EMC Corp.*	2,927,049
106,802	Hewlett-Packard Co.	2,147,788
3,452	Lexmark International, Inc. (Class A Stock)	91,754
20,700	NetApp, Inc.*	658,674
13,900	SanDisk Corp.*	507,072
5,000	Seagate Technology PLC (Ireland)	123,650
13,200	Western Digital Corp.*	402,336

		37,818,228

Construction & Engineering — 0.1%
8,874	Fluor Corp.	437,843
7,400	Jacobs Engineering Group, Inc.*	280,164
10,700	Quanta Services, Inc.*(a)	257,549

		975,556

Construction Materials
6,500	Vulcan Materials Co.	258,115

Consumer Finance — 0.9%
55,459	American Express Co.	3,228,268
31,066	Capital One Financial Corp.	1,698,068
28,418	Discover Financial Services	982,695
29,792	SLM Corp.	468,032

		6,377,063

Containers & Packaging — 0.1%
8,264	Ball Corp.	339,237
5,310	Bemis Co., Inc.	166,415
9,800	Owens-Illinois, Inc.*	187,866
9,336	Sealed Air Corp.	144,148

		837,666

Distributors — 0.1%
8,299	Genuine Parts Co.(a)	500,015

Diversified Consumer Services — 0.1%
6,400	Apollo Group, Inc. (Class A Stock)*(a)	231,616
3,600	DeVry, Inc.	111,492
13,620	H&R Block, Inc.	217,648

		560,756

Diversified Financial Services — 2.7%
583,195	Bank of America Corp.	4,770,535
160,615	Citigroup, Inc.	4,402,457
3,640	CME Group, Inc. (Class A Stock)	975,920
3,700	IntercontinentalExchange, Inc.*	503,126
208,193	JPMorgan Chase & Co.	7,438,736
11,600	Leucadia National Corp.	246,732
10,176	Moody’s Corp.	371,933
6,400	NASDAQ OMX Group, Inc. (The)	145,088
14,700	NYSE Euronext	376,026

		19,230,553

Diversified Telecommunication Services — 2.9%
323,231	AT&T, Inc.	11,526,417
35,008	CenturyLink, Inc.(a)	1,382,466
52,460	Frontier Communications Corp.(a)	200,922
155,533	Verizon Communications, Inc.	6,911,887
29,577	Windstream Corp.(a)	285,714

		20,307,406

Electric Utilities — 2.1%
26,191	American Electric Power Co., Inc.	1,045,021
73,069	Duke Energy Corp.(a)	1,684,971
17,162	Edison International	792,884
9,915	Entergy Corp.	673,129
46,212	Exelon Corp.	1,738,496
22,377	FirstEnergy Corp.(a)	1,100,725
22,972	NextEra Energy, Inc.	1,580,703
16,000	Northeast Utilities	620,960
11,400	Pepco Holdings, Inc.	223,098
6,000	Pinnacle West Capital Corp.	310,440
32,352	PPL Corp.	899,709
16,058	Progress Energy, Inc.	966,210
46,615	Southern Co. (The)	2,158,275
26,783	Xcel Energy, Inc.	760,905

		14,555,526

Electrical Equipment — 0.5%
8,500	Cooper Industries PLC (Ireland)	579,530
40,350	Emerson Electric Co.	1,879,503
7,963	Rockwell Automation, Inc.	526,036
5,500	Roper Industries, Inc.	542,190

		3,527,259

Electronic Equipment, Instruments & Components — 0.4%
9,000	Amphenol Corp. (Class A Stock)	494,280
82,897	Corning, Inc.	1,071,858
8,400	FLIR Systems, Inc.	163,800
10,400	Jabil Circuit, Inc.	211,432
6,850	Molex, Inc.	163,989
23,100	TE Connectivity Ltd. (Switzerland)	737,121

		2,842,480

Energy Equipment & Services — 1.6%
24,345	Baker Hughes, Inc.	1,000,580
13,000	Cameron International Corp.*	555,230
4,100	Diamond Offshore Drilling, Inc.	242,433
13,200	FMC Technologies, Inc.*(a)	517,836
50,322	Halliburton Co.	1,428,642
5,800	Helmerich & Payne, Inc.	252,184
16,400	Nabors Industries Ltd.*	236,160
23,100	National Oilwell Varco, Inc.	1,488,564
13,500	Noble Corp.(a)	439,155
6,710	Rowan Cos. PLC (United Kingdom) (Class A Stock)*	216,934
72,641	Schlumberger Ltd.	4,715,127

		11,092,845

Food & Staples Retailing — 2.3%
23,708	Costco Wholesale Corp.	2,252,260
71,499	CVS Caremark Corp.	3,341,148
32,334	Kroger Co. (The)	749,825
12,700	Safeway, Inc.	230,505
31,480	Sysco Corp.	938,419
48,078	Walgreen Co.	1,422,147
95,226	Wal-Mart Stores, Inc.	6,639,157
8,700	Whole Foods Market, Inc.	829,284

		16,402,745

Food Products — 1.7%
36,459	Archer-Daniels-Midland Co.	1,076,270
8,747	Campbell Soup Co.	291,975
22,743	ConAgra Foods, Inc.	589,726
8,600	Dean Foods Co.*	146,458
35,344	General Mills, Inc.	1,362,158
17,614	H.J. Heinz Co.	957,849
8,416	Hershey Co. (The)	606,204
7,600	Hormel Foods Corp.(a)	231,192
6,300	J.M. Smucker Co. (The)	475,776
12,770	Kellogg Co.	629,944
96,866	Kraft Foods, Inc. (Class A Stock)	3,740,965
7,000	McCormick & Co., Inc.	424,550
11,265	Mead Johnson Nutrition Co.	906,945
16,200	Tyson Foods, Inc. (Class A Stock)	305,046

		11,745,058

Gas Utilities — 0.1%
6,430	AGL Resources, Inc.	249,162
11,400	ONEOK, Inc.(a)	482,334

		731,496

Healthcare Equipment & Supplies — 1.7%
30,874	Baxter International, Inc.	1,640,953
11,512	Becton, Dickinson and Co.	860,522
85,072	Boston Scientific Corp.*	482,358
4,712	C.R. Bard, Inc.(a)	506,257
12,386	CareFusion Corp.*	318,073
26,700	Covidien PLC	1,428,450
8,100	DENTSPLY International, Inc.	306,261
6,000	Edwards Lifesciences Corp.*(a)	619,800
2,150	Intuitive Surgical, Inc.*	1,190,649
57,358	Medtronic, Inc.	2,221,475
17,164	St. Jude Medical, Inc.	685,015
17,900	Stryker Corp.	986,290
6,200	Varian Medical Systems, Inc.*(a)	376,774
9,911	Zimmer Holdings, Inc.	637,872

		12,260,749

Healthcare Providers & Services — 1.9%
18,772	Aetna, Inc.	727,791
13,900	AmerisourceBergen Corp.	546,965
19,473	Cardinal Health, Inc.	817,866
16,191	Cigna Corp.	712,404
7,650	Coventry Health Care, Inc.	243,194
4,900	DaVita, Inc.*(a)	481,229
43,270	Express Scripts Holding Co.*	2,415,764
9,210	Humana, Inc.	713,222
5,400	Laboratory Corp. of America Holdings*(a)	500,094
13,576	McKesson Corp.(a)	1,272,750
4,600	Patterson Cos., Inc.	158,562
8,400	Quest Diagnostics, Inc.	503,160
21,772	Tenet Healthcare Corp.*	114,085
56,948	UnitedHealth Group, Inc.	3,331,458
18,200	WellPoint, Inc.	1,160,978

		13,699,522

Healthcare Technology — 0.1%
7,900	Cerner Corp.*(a)	653,014

Home Builders — 0.1%
15,200	D.R. Horton, Inc.	279,376
8,200	Lennar Corp. (Class A Stock)(a)	253,462
17,211	Pultegroup, Inc.*(a)	184,158

		716,996

Hotels, Restaurants & Leisure — 1.8%
24,100	Carnival Corp.(a)	825,907
1,700	Chipotle Mexican Grill, Inc.*	645,915
6,753	Darden Restaurants, Inc.(a)	341,904
16,400	International Game Technology(a)	258,300
14,770	Marriott International, Inc. (Class A Stock)(a)	578,984
55,530	McDonald’s Corp.	4,916,071
41,500	Starbucks Corp.	2,212,780
10,800	Starwood Hotels & Resorts Worldwide, Inc.	572,832
8,351	Wyndham Worldwide Corp.(a)	440,432
4,300	Wynn Resorts Ltd.	445,996
24,964	Yum! Brands, Inc.	1,608,181

		12,847,302

Household Durables — 0.1%
4,000	Harman International Industries, Inc.(a)	158,400
7,200	Leggett & Platt, Inc.	152,136
15,727	Newell Rubbermaid, Inc.	285,288
4,485	Whirlpool Corp.	274,302

		870,126

Household Products — 2.0%
7,132	Clorox Co. (The)(a)	516,785

25,830	Colgate-Palmolive Co.	2,688,903
21,716	Kimberly-Clark Corp.(a)	1,819,149
150,223	Procter & Gamble Co. (The)	9,201,159

		14,225,996

Independent Power Producers & Energy Traders — 0.1%
35,400	AES Corp. (The)*	454,182
12,400	NRG Energy, Inc.*	215,264

		669,446

Industrial Conglomerates — 2.6%
38,198	3M Co.	3,422,541
31,000	Danaher Corp.	1,614,480
579,172	General Electric Co.	12,069,944
25,200	Tyco International Ltd.	1,331,820

		18,438,785

Insurance — 3.4%
18,500	ACE Ltd.	1,371,405
25,600	Aflac, Inc.	1,090,304
26,808	Allstate Corp. (The)	940,693
34,601	American International Group, Inc.*	1,110,346
17,889	Aon PLC (United Kingdom)	836,848
5,000	Assurant, Inc.	174,200
95,600	Berkshire Hathaway, Inc. (Class B Stock)*	7,966,348
15,068	Chubb Corp.	1,097,252
8,507	Cincinnati Financial Corp.	323,862
28,100	Genworth Financial, Inc. (Class A Stock)*	159,046
23,353	Hartford Financial Services Group, Inc. (The)	411,713
14,551	Lincoln National Corp.	318,230
16,117	Loews Corp.	659,347
30,140	Marsh & McLennan Cos., Inc.	971,412
58,800	MetLife, Inc.	1,813,980
16,400	Principal Financial Group, Inc.(a)	430,172
32,516	Progressive Corp. (The)(a)	677,308
26,000	Prudential Financial, Inc.(f)	1,259,180
5,822	Torchmark Corp.	294,302
21,811	Travelers Cos., Inc. (The)	1,392,414
15,526	Unum Group	297,012
17,500	XL Group PLC (Ireland)	368,200

		23,963,574

Internet & Catalog Retail — 1.0%
19,800	Amazon.com, Inc.*	4,521,330
4,800	Expedia, Inc.	230,736
3,100	NetFlix, Inc.*(a)	212,257
2,720	priceline.com, Inc.*	1,807,494
5,200	Tripadvisor, Inc.*(a)	232,388

		7,004,205

Internet Software & Services — 1.8%
10,100	Akamai Technologies, Inc.*	320,675
62,300	eBay, Inc.*	2,617,223
13,880	Google, Inc. (Class A Stock)*	8,051,372
8,100	VeriSign, Inc.*	352,917
65,100	Yahoo!, Inc.*	1,030,533

		12,372,720

IT Services — 3.7%
35,200	Accenture PLC (Class A Stock)	2,115,168
27,078	Automatic Data Processing, Inc.	1,507,161
16,800	Cognizant Technology Solutions Corp. (Class A Stock)*	1,008,000
8,351	Computer Sciences Corp.	207,272
12,900	Fidelity National Information Services, Inc.	439,632
7,700	Fiserv, Inc.*	556,094
63,184	International Business Machines Corp.	12,357,527
5,800	MasterCard, Inc. (Class A Stock)	2,494,638
17,725	Paychex, Inc.(a)	556,742
16,400	SAIC, Inc.	198,768
9,200	Teradata Corp.*	662,492
9,271	Total System Services, Inc.	221,855
27,180	Visa, Inc. (Class A Stock)	3,360,263
34,752	Western Union Co. (The)	585,224

		26,270,836

Leisure Equipment & Products — 0.1%
5,554	Hasbro, Inc.(a)	188,114
19,113	Mattel, Inc.	620,026

		808,140

Life Sciences Tools & Services — 0.4%
19,398	Agilent Technologies, Inc.	761,178
9,852	Life Technologies Corp.*	443,241
5,170	PerkinElmer, Inc.	133,386
20,302	Thermo Fisher Scientific, Inc.	1,053,877
4,900	Waters Corp.*	389,403

		2,781,085

Machinery — 1.8%
35,056	Caterpillar, Inc.	2,976,605
10,916	Cummins, Inc.	1,057,870
22,280	Deere & Co.	1,801,784
10,162	Dover Corp.	544,785
18,308	Eaton Corp.(a)	725,546
2,800	Flowserve Corp.	321,300
26,236	Illinois Tool Works, Inc.	1,387,622
16,400	Ingersoll-Rand PLC	691,752
5,300	Joy Global, Inc.	300,669
19,364	PACCAR, Inc.(a)	758,875
6,404	Pall Corp.	351,003
8,338	Parker Hannifin Corp.(a)	641,025

3,442	Snap-On, Inc.(a)	214,264
9,288	Stanley Black & Decker, Inc.	597,776
9,300	Xylem, Inc.	234,081

		12,604,957

Media — 3.3%
13,300	Cablevision Systems Corp. (Class A Stock)(a)	176,757
35,176	CBS Corp. (Class B Stock)	1,153,069
146,685	Comcast Corp. (Class A Stock)	4,689,519
37,300	DIRECTV (Class A Stock)*	1,820,986
13,700	Discovery Communications, Inc. (Class A Stock)*(a)	739,800
13,989	Gannett Co., Inc.(a)	206,058
26,488	Interpublic Group of Cos., Inc. (The)	287,395
15,300	McGraw-Hill Cos., Inc. (The)	688,500
115,700	News Corp. (Class A Stock)	2,578,953
15,234	Omnicom Group, Inc.(a)	740,372
5,300	Scripps Networks Interactive, Inc. (Class A Stock)	301,358
16,981	Time Warner Cable, Inc.	1,394,140
52,874	Time Warner, Inc.(a)	2,035,649
29,276	Viacom, Inc. (Class B Stock)	1,376,558
97,513	Walt Disney Co. (The)	4,729,381
300	Washington Post Co. (The) (Class B Stock)(a)	112,146

		23,030,641

Metals & Mining — 0.7%
63,444	Alcoa, Inc.	555,135
5,218	Allegheny Technologies, Inc.	166,402
8,300	Cliffs Natural Resources, Inc.(a)	409,107
51,692	Freeport-McMoRan Copper & Gold, Inc.	1,761,146
27,397	Newmont Mining Corp.	1,329,029
16,712	Nucor Corp.	633,385
2,000	Titanium Metals Corp.	22,620
7,909	United States Steel Corp.(a)	162,925

		5,039,749

Multiline Retail — 0.8%
4,124	Big Lots, Inc.*	168,218
13,400	Dollar Tree, Inc.*(a)	720,920
6,000	Family Dollar Stores, Inc.	398,880
6,784	J.C. Penney Co., Inc.(a)	158,135
13,700	Kohl’s Corp.	623,213
22,782	Macy’s, Inc.	782,562
8,600	Nordstrom, Inc.	427,334
2,207	Sears Holdings Corp.*(a)	131,758
36,982	Target Corp.	2,151,982

		5,563,002

Multi-Utilities — 1.3%
12,469	Ameren Corp.	418,210
23,479	CenterPoint Energy, Inc.	485,311
14,500	CMS Energy Corp.	340,750

16,451	Consolidated Edison, Inc.	1,023,088
31,104	Dominion Resources, Inc.	1,679,616
9,387	DTE Energy Co.	556,931
4,408	Integrys Energy Group, Inc.(a)	250,683
14,700	NiSource, Inc.	363,825
22,552	PG&E Corp.	1,020,929
27,094	Public Service Enterprise Group, Inc.	880,555
6,400	SCANA Corp.	306,176
13,298	Sempra Energy	915,966
11,900	TECO Energy, Inc.	214,914
13,100	Wisconsin Energy Corp.(a)	518,367

		8,975,321

Office Electronics — 0.1%
74,100	Xerox Corp.	583,167

Oil, Gas & Consumable Fuels — 8.7%
12,552	Alpha Natural Resources, Inc.*	109,328
27,436	Anadarko Petroleum Corp.	1,816,263
21,148	Apache Corp.	1,858,698
12,000	Cabot Oil & Gas Corp.	472,800
34,900	Chesapeake Energy Corp.(a)	649,140
108,192	Chevron Corp.	11,414,256
69,557	ConocoPhillips	3,886,845
12,900	Consol Energy, Inc.	390,096
22,000	Denbury Resources, Inc.*	332,420
22,300	Devon Energy Corp.	1,293,177
14,800	EOG Resources, Inc.	1,333,628
7,900	EQT Corp.	423,677
256,152	Exxon Mobil Corp.	21,918,927
16,134	Hess Corp.	701,022
26,580	Kinder Morgan, Inc.	856,413
38,878	Marathon Oil Corp.	994,110
19,789	Marathon Petroleum Corp.	888,922
10,800	Murphy Oil Corp.	543,132
7,900	Newfield Exploration Co.*	231,549
9,800	Noble Energy, Inc.	831,236
43,976	Occidental Petroleum Corp.	3,771,821
15,300	Peabody Energy Corp.	375,156
34,428	Phillips 66*	1,144,387
6,700	Pioneer Natural Resources Co.(a)	591,007
9,600	QEP Resources, Inc.	287,712
8,900	Range Resources Corp.	550,643
19,600	Southwestern Energy Co.*	625,828
35,884	Spectra Energy Corp.	1,042,789
5,528	Sunoco, Inc.	262,580
7,600	Tesoro Corp.*	189,696
28,700	Valero Energy Corp.	693,105
34,492	Williams Cos., Inc. (The)	994,059
9,764	WPX Energy, Inc.*(a)	157,982

		61,632,404

Paper & Forest Products — 0.1%
23,984	International Paper Co.	693,378
9,435	MeadWestvaco Corp.	271,256

		964,634

Personal Products — 0.2%
24,244	Avon Products, Inc.(a)	392,995
12,400	Estee Lauder Cos., Inc. (The) (Class A Stock)	671,088

		1,064,083

Pharmaceuticals — 5.9%
85,774	Abbott Laboratories	5,529,850
16,764	Allergan, Inc.	1,551,844
91,279	Bristol-Myers Squibb Co.	3,281,480
56,497	Eli Lilly & Co.	2,424,286
14,600	Forest Laboratories, Inc.*	510,854
9,507	Hospira, Inc.*	332,555
149,769	Johnson & Johnson(a)	10,118,394
166,633	Merck & Co., Inc.	6,956,928
24,000	Mylan, Inc.*	512,880
5,100	Perrigo Co.	601,443
411,223	Pfizer, Inc.	9,458,129
6,600	Watson Pharmaceuticals, Inc.*	488,334

		41,766,977

Professional Services — 0.1%
2,300	Dun & Bradstreet Corp. (The)	163,691
7,130	Equifax, Inc.	332,258
7,900	Robert Half International, Inc.	225,703

		721,652

Real Estate Investment Trusts — 2.0%
21,700	American Tower Corp.	1,517,047
6,880	Apartment Investment & Management Co. (Class A Stock)(a)	185,966
5,211	AvalonBay Communities, Inc.(a)	737,252
8,200	Boston Properties, Inc.(a)	888,634
16,000	Equity Residential(a)	997,760
22,800	HCP, Inc.(a)	1,006,620
11,600	Health Care REIT, Inc.(a)	676,280
39,036	Host Hotels & Resorts, Inc.(a)	617,550
22,700	Kimco Realty Corp.(a)	431,981
8,000	Plum Creek Timber Co., Inc.(a)	317,600
24,837	ProLogis, Inc.(a)	825,334
7,900	Public Storage	1,140,839
16,589	Simon Property Group, Inc.	2,582,244
15,733	Ventas, Inc.	993,067
10,184	Vornado Realty Trust	855,252
29,459	Weyerhaeuser Co.	658,703

		14,432,129

Real Estate Management & Development
16,400	CBRE Group, Inc. (Class A Stock)*(a)	268,304

Road & Rail — 0.8%
58,218	CSX Corp.	1,301,755
18,011	Norfolk Southern Corp.	1,292,649
2,821	Ryder System, Inc.	101,584
25,958	Union Pacific Corp.	3,097,049

		5,793,037

Semiconductors & Semiconductor Equipment — 2.2%
32,724	Advanced Micro Devices, Inc.*(a)	187,509
18,400	Altera Corp.	622,656
16,400	Analog Devices, Inc.	617,788
69,288	Applied Materials, Inc.	794,040
26,800	Broadcom Corp. (Class A Stock)	905,840
2,000	First Solar, Inc.*(a)	30,120
274,688	Intel Corp.	7,320,435
9,120	KLA-Tencor Corp.	449,160
9,862	LAM Research Corp.*	372,192
13,300	Linear Technology Corp.	416,689
37,844	LSI Corp.*	241,066
9,600	Microchip Technology, Inc.(a)	317,568
54,516	Micron Technology, Inc.*	343,996
34,700	NVIDIA Corp.*	479,554
10,700	Teradyne, Inc.*(a)	150,442
62,752	Texas Instruments, Inc.	1,800,355
14,500	Xilinx, Inc.	486,765

		15,536,175

Software — 3.6%
27,440	Adobe Systems, Inc.*	888,233
12,820	Autodesk, Inc.*	448,572
9,200	BMC Software, Inc.*	392,656
19,558	CA, Inc.	529,826
9,900	Citrix Systems, Inc.*	831,006
17,700	Electronic Arts, Inc.*	218,595
15,900	Intuit, Inc.	943,665
408,612	Microsoft Corp.	12,499,441
213,440	Oracle Corp.	6,339,168
10,400	Red Hat, Inc.*	587,392
7,150	Salesforce.com, Inc.*	988,559
40,617	Symantec Corp.*	593,414

		25,260,527

Specialty Retail — 2.0%
4,200	Abercrombie & Fitch Co. (Class A Stock)	143,388

1,723	AutoNation, Inc.*(a)	60,787
1,480	AutoZone, Inc.*	543,412
12,700	Bed Bath & Beyond, Inc.*	784,860
15,900	Best Buy Co., Inc.	333,264
12,500	CarMax, Inc.*(a)	324,250
7,400	GameStop Corp. (Class A Stock)(a)	135,864
18,913	Gap, Inc. (The)	517,460
83,784	Home Depot, Inc. (The)	4,439,714
13,922	Limited Brands, Inc.	592,103
65,496	Lowe’s Cos., Inc.	1,862,706
7,000	O’Reilly Automotive, Inc.*	586,390
12,700	Ross Stores, Inc.	793,369
39,325	Staples, Inc.	513,191
7,000	Tiffany & Co.	370,650
41,264	TJX Cos., Inc.	1,771,464
5,900	Urban Outfitters, Inc.*	162,781

		13,935,653

Textiles, Apparel & Luxury Goods — 0.6%
16,100	Coach, Inc.	941,528
2,500	Fossil, Inc.*	191,350
20,276	NIKE, Inc. (Class B Stock)	1,779,827
3,600	Ralph Lauren Corp.	504,216
4,634	VF Corp.	618,408

		4,035,329

Thrifts & Mortgage Finance — 0.1%
31,000	Hudson City Bancorp, Inc.	197,470
20,200	People’s United Financial, Inc.	234,522

		431,992

Tobacco — 2.0%
110,979	Altria Group, Inc.	3,834,324
7,060	Lorillard, Inc.	931,567
93,779	Philip Morris International, Inc.	8,183,156
18,700	Reynolds American, Inc.	839,069

		13,788,116

Trading Companies & Distributors — 0.2%
16,000	Fastenal Co.(a)	644,960
3,474	W.W. Grainger, Inc.	664,368

		1,309,328

Wireless Telecommunication Services — 0.2%
13,200	Crown Castle International Corp.*	774,312
15,200	MetroPCS Communications, Inc.*	91,960
178,074	Sprint Nextel Corp.*	580,521

		1,446,793

	TOTAL LONG-TERM INVESTMENTS (cost $306,663,625)	673,290,052

SHORT-TERM INVESTMENTS — 11.4%
Affiliated Money Market Mutual Fund — 11.0%
77,480,459	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $77,480,459; includes $49,865,407 of cash collateral received for securities on loan)(b)(c)	77,480,459

Principal Amount (000)
U.S. TREASURY SECURITY — 0.4%
$ 3,200	U.S. Treasury Bill, 0.080%, 09/20/12 (cost $3,199,424)(d)(e)	3,199,485

	TOTAL SHORT-TERM INVESTMENTS (cost $80,679,883)	80,679,944

	TOTAL INVESTMENTS — 106.9% (cost $387,343,508)(g)	753,969,996
	LIABILITIES IN EXCESS OF OTHER ASSETS(h) — (6.9%)	(48,883,042)

	NET ASSETS — 100.0%	$705,086,954

The following abbreviation is used in the portfolio descriptions:

REIT—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $49,480,992; cash collateral of $49,865,407 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Fund remained in compliance.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.

(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(f)	Affiliated security.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2012 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$405,119,593	$367,150,118	$(18,299,715)	$348,850,403

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales and Lehman Brothers securities adjustments as of the most recent fiscal year end.

(h)	Liabilities in excess of other assets include net unrealized appreciation on the following derivative contracts held at the reporting period end:

Open futures contracts outstanding at June 30, 2012:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at June 30, 2012	Unrealized Appreciation(1)
	Long Positions:
42	S&P 500 E-mini Futures	Sep. 2012	$2,771,815	$2,848,440	$76,625
85	S&P 500 Index Futures	Sep. 2012	27,966,740	28,823,500	856,760

					$933,385

(1)	The amount represents fair value of derivative instruments subject to equity contract risk exposure as of June 30, 2012.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$673,290,052	$—	$—
Affiliated Money Market Mutual Fund	77,480,459
U.S. Treasury Security	—	3,199,485	—
Other Financial Instruments*
Futures	933,385	—	—

Total	$751,703,896	$3,199,485	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or the “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Fund’s Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Funds’ normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Debt securities traded in the over-the-counter market are valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term investments of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter derivatives are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

The Fund invests in the Prudential Core Taxable Money Market Fund, a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940 (“1940 Act”), as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 8

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 23, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 23, 2012

*	Print the name and title of each signing officer under his or her signature.